SEGMENT REPORTING (Revenue and Property and Equipment, by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 90,291	$ 68,801	$ 56,338
Property and equipment, net	4,840	2,325
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	81,882	62,760	50,837
Property and equipment, net	3,051	595
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,039	518	311
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	3,151	2,636	2,657
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,515	1,463	1,645
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,704	1,424	$ 888
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,495	1,625
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 294	$ 105